SCHEDULE OF OTHER INCOME (Details) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Other Income and Expenses [Abstract]
Foreign exchange gains	$ 118,508	$ 72,974	$ 30,173
Miscellaneous income	1,859	49,315	48,449
Total	$ 120,367	$ 122,289	$ 78,622